Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2005 Fund	Fidelity Advisor Freedom Blend 2005 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2005 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	(2.74%)	4.20%	[1]	(4.08%)	3.12%	[1]	(1.28%)	2.90%	[1]	(0.65%)	4.69%	[1]	1.52%	5.29%	[1]	3.45%	6.34%	[1]	3.63%	6.45%	[1]	(1.54%)	4.61%	[1]	3.80%	6.53%	[1]

[1]	(a)From August 31, 2018